SCHEDULE OF ACCOUNTS RECEIVABLES FROM RELATED PARTIES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Total accounts receivable from related parties	$ 2,258,220	$ 2,830,047
Related Party [Member]
Related Party Transaction [Line Items]
Total accounts receivable from related parties	1,769,507	2,815,277
CS TECH Solution Limited [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Total accounts receivable from related parties	92,154	98,253
Greenspace Ventures Limited [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Total accounts receivable from related parties		1,542
TioStone Environmental Limited [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Total accounts receivable from related parties	$ 1,677,353	$ 2,715,482